Derivative Financial Instruments (Summary of Gains and Losses Information Related to Net Investment Hedges) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in OCI	¥ (1,267)	¥ 1,483	¥ 418
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in OCI	¥ (1,267)	¥ 1,483	¥ 418